SEGMENTED INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE	$ 2,377,205	$ 3,028,945	$ 10,928,707	$ 13,362,567
COST OF REVENUE	(2,008,308)	(2,672,612)	(9,669,678)	(11,095,626)
GROSS PROFIT	368,897	356,333	1,259,029	2,266,941
OTHER INCOME	117,344	46,394	179,283	66,491
(LOSS)/PROFIT FROM OPERATIONS	(50,631)	34,691	(291,177)	1,055,827
FINANCE COSTS	(2,445)	(3,326)	(12,479)	(12,973)
(LOSS)/PROFIT BEFORE TAX	(53,076)	31,365	(303,656)	1,042,854
Tax expense	(15,990)	(14,299)	52,310	291,283
NET PROFIT/(LOSS)	(69,066)	17,066	(355,966)	751,571
General and administrative			(1,729,489)	(1,277,605)
FINANCE COSTS			(12,479)	(12,973)
PROFIT/(LOSS) BEFORE TAX			(303,656)	1,042,854
Deferred tax			(3,898)	(26,736)
Income tax			(48,412)	(264,547)
Total tax expense	15,990	14,299	(52,310)	(291,283)
BioNexus Malaysia [Member]
REVENUE	7,436	24,269	95,816	1,515,673
COST OF REVENUE	(5,347)	(8,038)	(51,465)	(1,052,938)
GROSS PROFIT	2,089	16,231	44,351	462,735
OTHER INCOME	1,126	2,076	8,830	7,467
(LOSS)/PROFIT FROM OPERATIONS	(43,040)	(25,735)
(LOSS)/PROFIT BEFORE TAX	(43,706)	(52,269)
Tax expense			1,428	42,479
NET PROFIT/(LOSS)	(43,706)	(52,269)	(240,657)	263,471
General and administrative	(46,255)	(44,042)	(286,753)	(160,094)
FINANCE COSTS			(5,657)	(4,158)
PROFIT/(LOSS) BEFORE TAX			(239,229)	305,950
Deferred tax			(1,428)	(11,997)
Income tax				(30,482)
Total tax expense			(1,428)	(42,479)
Chemrex [Member]
REVENUE	2,369,769	3,004,676	10,832,891	11,846,894
COST OF REVENUE	(2,002,961)	(2,664,574)	(9,618,213)	(10,042,688)
GROSS PROFIT	366,808	340,102	1,214,678	1,804,206
OTHER INCOME	116,218	44,306	170,453	59,024
(LOSS)/PROFIT FROM OPERATIONS	99,849	86,639
(LOSS)/PROFIT BEFORE TAX	98,070	170,751
Tax expense	(15,990)	(14,299)	50,882	248,804
NET PROFIT/(LOSS)	82,080	502,730	275,572	615,994
General and administrative	(383,177)	(297,769)	(1,051,855)	(989,617)
FINANCE COSTS			(6,822)	(8,815)
PROFIT/(LOSS) BEFORE TAX			326,454	864,798
Deferred tax			(2,470)	(14,739)
Income tax			(48,412)	(234,065)
Total tax expense	15,990	14,299	(50,882)	(248,804)
BGLC [Member]
REVENUE			0	0
COST OF REVENUE			0	0
GROSS PROFIT			0
OTHER INCOME		12	0	0
(LOSS)/PROFIT FROM OPERATIONS	107,440	(26,213)
(LOSS)/PROFIT BEFORE TAX	107,440	(52,426)
NET PROFIT/(LOSS)	(107,440)	(52,426)	(390,881)	(127,894)
General and administrative	$ (107,440)	$ (26,225)	(390,881)	(127,894)
FINANCE COSTS			0	0
PROFIT/(LOSS) BEFORE TAX			$ (390,881)	$ (127,894)